Investor Class | T. Rowe Price Short-Term Bond Fund, Inc.
T. Rowe Price Short-Term Bond Fund SUMMARY
Investment Objective
The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		Investor Class T. Rowe Price Short-Term Bond Fund, Inc.
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee		none
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Investor Class T. Rowe Price Short-Term Bond Fund, Inc.
Management fees	0.40%
Distribution and service (12b-1) fees	none
Other expenses	0.13%
Total annual fund operating expenses	0.53%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Short-Term Bond Fund, Inc.	54	170	296	665

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 92.3% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in bonds. The fund’s average effective maturity will not exceed three years. The fund will only purchase securities that are rated within the four highest credit categories (AAA, AA, A, BBB, or equivalent) by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price.

Investment decisions reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities in which the fund may invest. For example, if interest rates are expected to fall, the fund may purchase longer-term securities (within the fund’s investment program) in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher-yielding or lower-yielding securities or different sectors.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Prices fall because the bonds and notes in the fund’s portfolio become less attractive to other investors when securities with higher yields become available. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. During periods of extremely low or negative interest rates, the fund may not be able to maintain a positive yield or yields on par with historical levels.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Prepayment risk and extension risk Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt securities more volatile.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Short-Term Bond Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	2.87%
Worst Quarter	6/30/04	-1.20%
The fund’s return for the six months ended 6/30/12 was 1.67%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns - Investor Class	1 Year	5 Years	10 Years
T. Rowe Price Short-Term Bond Fund, Inc.	1.46%	4.02%	3.67%
T. Rowe Price Short-Term Bond Fund, Inc. Returns after taxes on distributions	0.66%	2.78%	2.53%
T. Rowe Price Short-Term Bond Fund, Inc. Returns after taxes on distributions and sale of fund shares	0.95%	2.71%	2.52%
T. Rowe Price Short-Term Bond Fund, Inc. Barclays 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)	1.59%	3.99%	3.63%
T. Rowe Price Short-Term Bond Fund, Inc. Lipper Short Investment Grade Debt Funds Average	1.26%	3.03%	3.10%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.